APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.     Name and Address of Issuer:

       Manning & Napier Fund, Inc.
       1100 Chase Sqaure
       Rochester, New York 14604

2.     Name of each series or class of funds for which this notice is filed:

       Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Blended Asset Series I, Blended Asset Series II, Defensive Series, Tax Managed Series, Maximum Horizon Series

3.     Investment Company Act File Number:   2-92633

       Securities Act File Number:    2-92633

4.     Last day of fiscal year for which this notice is filed:

       October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
       issuer's 24f-2 declaration:   [ ]

       Not applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

       Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       Not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       Not applicable

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

9. Number and aggregate sale price of securities sold during the fiscal year:




                           # of shares sold  Value of shares
Flexible Yield Series I              46,304          468,224
Flexible Yield Series II              7,361           72,902
Flexible Yield Series III             6,096           60,715
Blended Asset Series I              940,658       10,210,779
Blended Asset Series II           1,030,732       12,602,396
Defensive Series                     76,159          766,290
Tax Managed Series                   23,344          235,926
Maximum Horizon Series              148,143        1,624,294
TOTAL                             2,278,797       26,041,526


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:



                           # of shares sold  Value of shares
Flexible Yield Series I              46,304          468,224
Flexible Yield Series II              7,361           72,902
Flexible Yield Series III             6,096           60,715
Blended Asset Series I              940,658       10,210,779
Blended Asset Series II           1,030,732       12,602,396
Defensive Series                     76,159          766,290
Tax Managed Series                   23,344          235,926
Maximum Horizon Series              148,143        1,624,294
TOTAL                             2,278,797       26,041,526


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



                                                     Value of shares
                           # of shares sold as DRIP  sold as part of DRIP
Flexible Yield Series I                       1,049                10,556
Flexible Yield Series II                      1,460                14,399
Flexible Yield Series III                     3,073                30,104
Blended Asset Series I                       15,624               169,059
Blended Asset Series II                      18,786               230,877
Defensive Series                              1,010                10,030
Tax Managed Series                                0                     0
Maximum Horizon Series                          390                 4,209
TOTAL                                        41,392               469,234

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

12. Calculation of Registration Fees

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

     26,041,526

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

     + 469,234

(iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

     (6,337,140)

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

     +   0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2[ line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable)

     20,173,620

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

     x    1/3300

(vii)Fee due [line (i) or line (v) multiplied by line (vii)]:

     $6,113.00

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox
    depository:     12/27/96

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/Sandie Thomas
        Sandie Thomas, Compliance Administrator


Date:  December 27, 1996